ACCOUNTS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about trade and other receivables [Table Text Block]
Category	December 31,	December 31,
	2017	2016
Current
GST and HST receivables	$347,694	$179,569
Quebec mining tax receivables	61,002	61,002
Other receivables (1)	25,856	460,675
Nord Prognoz receivable (2)	-	671,350
Total current accounts and other receivables	$434,552	$1,372,596
Non-current
Mexican VAT receivable	77,104	67,976

Total accounts and other receivables	$511,656	$1,440,572